Fair value (Details 1) - USD ($)	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	$ 172,888,000					$ 172,888,000	$ 43,781,000
Loss / write down on assets held for sale	(261,793,000)	$ (324)	$ (119,604)	$ (31,752,000)	$ 0	397,472,000	55,487,000
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	338,048,000					338,048,000	43,781,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	0					0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	0					0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	$ 338,048,000					338,048,000	$ 43,781,000
Vessels Sold [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss / write down on assets held for sale						$ (418,521,000)